Related Party (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Amounts owed to related parties	$ 0	$ 13,028
Interest expense	$ 44	$ 303